Organization and Summary of Significant Accounting Policies - Fair Value Measurement and the Roll-Forward of these Liabilities (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Derivative liabilities	$ 88,230
Warrant [Member]
Derivative liabilities	$ 88,230